STAFF COSTS	9 Months Ended
Sep. 30, 2023
STAFF COSTS
STAFF COSTS

NOTE 1 – STAFF COSTS

Staff costs included in operating expenses relate to the 104 seafarers employed under Danish contracts (30 September 2022: 100, 31 December 2022: 100).

The average number of employees is calculated as a full-time equivalent (FTE).

USDm	Q3 2023	Q3 2022	Q1‑Q3 2023	Q1‑Q3 2022	FY 2022
Included in operating expenses	2.3	1.8	6.4	6.0	7.7
Included in administrative expenses	15.4	9.3	48.2	29.6	42.0
Total staff costs	17.7	11.1	54.6	35.6	49.7

The majority of seafarers on vessels are on short-term contracts. The number of seafarers on short-term contracts for the first nine months of 2023 was on average 1,519 (30 September 2022: 1,504, 31 December 2022: 1,565). Total seafarers costs for the first nine months of 2023 were USD 60.6m (30 September 2022: USD 55.2m, 31 December 2022: USD 76.3m, which are included in "Operating expenses".

As announced on 29 March 2023, the Board of Directors agreed to grant a total of 1,248,153 (2022: 1,137,770) RSUs to certain employees. The vesting period of the program is three years. The exercise price is set at DKK 220.6 (2022: DKK 58.0). The exercise period is 360 days for each vesting date. The fair value of the options granted was determined using the Black-Scholes model and amounts to USD 10.8m (30 September 2022: 2.2m). The average remaining contractual life for the restricted shares as of 30 September 2023 is 1.3 years (30 September 2022: 1.3 years).

In addition to the 2023 program, Board of Directors has extraordinarily decided to grant certain employees, restricted stock options in an additional retention program, which fully vest 01 March 2026. The certain employees was granted 1,333,222 restricted stock options in this additional retention program. The exercise price is set to one US cent. The fair value of the options in the retention program was determined using the Black-Scholes model and amounts to USD 40.4m.